Goodwill and intangible assets - Summary Of Amortizing Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross	$ 825.9	$ 827.6
Accumulated Amortization	(306.6)	(241.8)
Net	519.3	585.8
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross	768.0	768.0
Accumulated Amortization	(281.4)	(221.1)
Net	486.6	546.9
Favorable Leasehold Interests
Finite-Lived Intangible Assets [Line Items]
Gross	57.6	59.3
Accumulated Amortization	(24.9)	(20.4)
Net	32.7	38.9
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross	0.3	0.3
Accumulated Amortization	(0.3)	(0.3)
Net	$ 0.0	$ 0.0